Other Contract Holder Funds (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Standards Update 2018-12 [Abstract]
Policyholder Account Balance And Liability For Unpaid Claims And Claims Adjustment Expense
The following table presents the liabilities for other contract holder funds (in millions):

	December 31,
	2022	2021
Payout Annuity	$837	$831
Variable Annuity	10,259	9,456
Fixed Annuity	11,696	13,185
Fixed Indexed Annuities	11,787	13,161
RILA	1,875	110
Closed Block Life	11,215	11,570
Closed Block Annuity	1,319	1,394
Institutional Products	9,019	8,830
Other Product Lines	183	184
Total other contract holder funds	$58,190	$58,721

Policyholder Account Balance
The following table presents a roll-forward of other contract holder funds, gross of reinsurance (in millions):

				Fixed		Closed	Closed
	Payout	Variable	Fixed	Indexed		Block	Block
	Annuity	Annuity	Annuity	Annuities	RILA	Life	Annuity	Total
Balance as of December 31, 2021	$831	$9,456	$13,185	$13,161	$110	$11,570	$1,394	$49,707
Deposits	213	1,350	276	126	1,811	320	9	4,105
Surrenders, withdrawals and benefits	(230)	(1,492)	(2,017)	(1,414)	(8)	(766)	(118)	(6,045)
Net transfers from (to) separate accounts	—	870	—	—	—	—	—	870
Investment performance / change in value of equity option	—	—	—	(302)	(37)	—	—	(339)
Interest credited	20	168	389	238	2	659	48	1,524
Policy charges and other	3	(93)	(137)	(22)	(3)	(568)	(14)	(834)
Balance as of December 31, 2022	$837	$10,259	$11,696	$11,787	$1,875	$11,215	$1,319	$48,988

				Fixed		Closed	Closed
	Payout	Variable	Fixed	Indexed		Block	Block
	Annuity	Annuity	Annuity	Annuities	RILA	Life	Annuity	Total
Balance as of January 1, 2021	$838	$10,094	$14,000	$14,028	$—	$11,836	$1,456	$52,252
Deposits	203	1,490	208	117	108	342	11	2,479
Surrenders, withdrawals and benefits	(230)	(1,816)	(1,318)	(1,464)	—	(699)	(120)	(5,647)
Net transfers from (to) separate accounts	—	(384)	—	—	—	—	—	(384)
Investment performance / change in value of equity option	—	—	—	242	1	—	—	243
Interest credited	24	165	402	259	—	669	48	1,567
Policy charges and other	(4)	(93)	(107)	(21)	1	(578)	(1)	(803)
Balance as of December 31, 2021	$831	$9,456	$13,185	$13,161	$110	$11,570	$1,394	$49,707

The following table presents weighted average crediting rate, net amount at risk, and cash surrender value of contract holder account balances (dollars in millions):

				Fixed		Closed	Closed
	Payout	Variable	Fixed	Indexed		Block	Block
	Annuity	Annuity	Annuity	Annuities	RILA	Life	Annuity
December 31, 2022
Weighted-average crediting rate (1)	2.39%	1.64%	3.33%	2.02%	0.11%	5.88%	3.64%
Net amount at risk (2)	$—	$—	$—	$—	$—	$17,427	$—
Cash surrender value (3)	$—	$10,101	$11,573	$11,409	$1,728	$7,096	$1,319
December 31, 2021
Weighted-average crediting rate (1)	2.89%	1.74%	3.05%	1.97%	—%	5.78%	3.44%
Net amount at risk (2)	$—	$—	$—	$—	$—	$18,506	$—
Cash surrender value (3)	$—	$9,329	$13,003	$12,432	$102	$7,367	$1,394
(1) Weighted average crediting rate is the average crediting rate weighted by contract holder account balances invested in fixed account funds.
(2) Net amount at risk represents the standard excess benefit base for guaranteed death benefits on universal life type products. The net amount at risk associated with market risk benefits are presented within Note 12 of the Notes to Consolidated Financial Statements.
(3) Cash surrender value represents the amount of the contract holder’s account balance distributable at the balance sheet date less the applicable surrender charges.
Policyholder Account Balance, Guaranteed Minimum Crediting Rate
The following table presents contract holder account balances invested in fixed account funds by range of guaranteed minimum crediting rates and the related range of the difference between rates being credited to other contract holder funds and the respective guaranteed minimums (in millions):

	December 31, 2022
	At Guaranteed	1 Basis Point-50	51 Basis Points-150	Greater Than 150
Range of Guaranteed Minimum Crediting Rate	Minimum	Basis Points Above	Basis Points Above	Basis Points Above	Total
Variable Annuities
0.00%-1.50%	$6,679	$32	$2	$75	$6,788
1.51%-2.50%	200	—	—	—	200
Greater than 2.50%	3,271	—	—	—	3,271
Total	$10,150	$32	$2	$75	$10,259

Fixed Annuities
0.00%-1.50%	$19	$76	$95	$—	$190
1.51%-2.50%	35	2	1	—	38
Greater than 2.50%	576	64	351	—	991
Total	$630	$142	$447	$—	$1,219

Fixed Indexed Annuities
0.00%-1.50%	$6	$17	$5	$40	$68
1.51%-2.50%	—	—	—	—	—
Greater than 2.50%	24	—	—	—	24
Total	$30	$17	$5	$40	$92

RILA
0.00%-1.50%	$10	$—	$7	$—	$17
1.51%-2.50%	$—	$—	$—	$—	—
Greater than 2.50%	—	—	—	—	—
Total	$10	$—	$7	$—	$17

Closed Block Life
0.00%-1.50%	$—	$—	$—	$—	$—
1.51%-2.50%	—	—	—	—	—
Greater than 2.50%	4,566	1,868	619	14	7,067
Total	$4,566	$1,868	$619	$14	$7,067

Closed Block Annuity
0.00%-1.50%	$—	$—	$—	$—	$—
1.51%-2.50%	—	—	1	10	11
Greater than 2.50%	980	159	21	—	1,160
Total	$980	$159	$22	$10	$1,171

	December 31, 2021
	At Guaranteed	1 Basis Point-50	51 Basis Points-150	Greater Than 150
Range of Guaranteed Minimum Crediting Rate	Minimum	Basis Points Above	Basis Points Above	Basis Points Above	Total
Variable Annuities
0.00%-1.50%	$5,964	$34	$3	$—	$6,001
1.51%-2.50%	206	—	—	—	206
Greater than 2.50%	3,249	—	—	—	3,249
Total	$9,419	$34	$3	$—	$9,456

Fixed Annuities
0.00%-1.50%	$20	$64	$78	$—	$162
1.51%-2.50%	38	2	2	—	42
Greater than 2.50%	468	67	361	—	896
Total	$526	$133	$441	$—	$1,100

Fixed Indexed Annuities
0.00%-1.50%	$6	$20	$—	$—	$26
1.51%-2.50%	—	—	—	—	—
Greater than 2.50%	30	—	—	—	30
Total	$36	$20	$—	$—	$56

RILA
0.00%-1.50%	$1	$—	$—	$—	$1
1.51%-2.50%	—	—	—	—	—
Greater than 2.50%	—	—	—	—	—
Total	$1	$—	$—	$—	$1

Closed Block Life
0.00%-1.50%	$—	$—	$—	$—	$—
1.51%-2.50%	—	—	—	—	—
Greater than 2.50%	4,764	1,929	640	14	7,347
Total	$4,764	$1,929	$640	$14	$7,347

Closed Block Annuity
0.00%-1.50%	$—	$—	$—	$—	$—
1.51%-2.50%	—	—	1	10	11
Greater than 2.50%	1,032	171	21	—	1,224
Total	$1,032	$171	$22	$10	$1,235